SECURED CONVERTIBLE DEBENTURES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Debt [Abstract]
Schedule of secured convertible debentures

The secured convertible debentures are comprised of the following at December 31:

	2018	2017
Principal Balance	$—	$6,845,157
Debt discount	—	(4,107,792)
Debt issuance costs	—	(1,026,219)
Convertible notes, net	$—	$1,711,146